BUSINESS COMBINATIONS - Fair value of the consideration transferred and fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Fair value of the consideration transferred:
Cash paid	$ 4,650
Shares issued	2,465
Fair value of contingent consideration	1,375
Total	8,490
Fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date:
Property and equipment	4	$ 12
Acquisition of subsidiaries, net of cash acquired	4,367	$ 4,183
T9 Technologies LLC [Member]
Fair value of the consideration transferred:
Shares issued	2,465
Fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date:
Cash	127
Current assets	52
Property and equipment	4
Customer relations	850
Technology	1,763
Goodwill	5,723
Current liabilities	(29)
Acquisition of subsidiaries, net of cash acquired	8,490
Acquisition related costs	$ 42